Other Short-Term Debt - Additional Information (Detail) (USD $)	6 Months Ended						12 Months Ended	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Apr. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Oct. 31, 2011	Dec. 31, 2010	Dec. 31, 2011 Warrant	Jun. 30, 2012 Warrant Private Placement	Dec. 31, 2011 Warrant Private Placement	Dec. 31, 2011 Oryon Technologies LLC
Subsidiary, Sale of Stock [Line Items]
Accounts payable	$ 296,549			$ 324,027		$ 373,742				$ 287,145
Interest accured percentage				10.00%	5.00%
Promissory notes issued		200,000	200,000	325,000	325,000
Common stock issued	1,450,000						2	800,000	650,000
Common stock exercise price	$ 0.75			$ 0.75				$ 0.75
Stock transaction period	5 years			5 years
Total short term notes		$ 725,000	$ 525,000